Accounts Receivable, Net - Balance of notes receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Notes receivable, gross	¥ 30,048	¥ 23,435
Allowance for expected credit losses	(31)	(13)
Notes receivable, net	¥ 30,017	¥ 23,422